Property, Plant and Equipment	6 Months Ended
Jul. 02, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment
At the end of fiscal years 2022 and 2021, property, plant and equipment at cost and accumulated depreciation were:

(Dollars in Millions)	2022	2021
Machinery and equipment	$2,280	$2,416
Buildings and building equipment	1,709	1,744
Software	1,329	1,303
Construction in progress	307	228
Land and land improvements	75	79
Total property, plant and equipment, gross	$5,700	$5,770
Less: accumulated depreciation	(3,880)	(3,943)
Total property, plant and equipment, net	$1,820	$1,827
Depreciation expense in fiscal years 2022, 2021 and 2020 was $296 million, $317 million and $331 million, respectively.